UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: WCMA Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

Annual Report
March 31, 2009

WCMA Money Fund

2	WCMA MONEY FUND	MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month

US equities (S&P 500 Index)	(30.54)%	(38.09)%

Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)

International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

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THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Information

Current Seven-Day Yields

As of March 31, 2009

Class 1	0.04%
Class 2	0.05
Class 3	0.38
Class 4	0.38

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2008 and held through March 31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During the Period[1]

Class 1	$1,000	$1,008.10	$7.31	$1,000	$1,017.62	$7.34
Class 2	$1,000	$1,013.30	$4.72	$1,000	$1,020.21	$4.73
Class 3	$1,000	$1,016.60	$3.12	$1,000	$1,021.81	$3.13
Class 4	$1,000	$1,016.60	$3.12	$1,000	$1,021.81	$3.13

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.46% for Class 1, 0.94% for Class 2, 0.62% for Class 3 and 0.62% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

4	WCMA MONEY FUND	MARCH 31, 2009

Statement of Assets and Liabilities

March 31, 2009	WCMA Money Fund

Assets

Investment at value — Master Money LLC (the “Master LLC”) (cost — $7,259,926,426)	$7,259,926,426
Capital shares sold receivable	6,754,492
Prepaid expenses	545,819

Total assets	7,267,226,737

Liabilities

Contributions payable to the Master LLC	6,739,930
Service and distribution fees payable	1,762,439
Administration fees payable	1,576,915
Capital shares redeemed payable	14,562
Officer’s and Directors’ fees payable	744
Other accrued expenses payable	380,744
Other liabilities	514

Total liabilities	10,475,848

Net Assets	$7,256,750,889

Net Assets Consist of

Class 1 Shares, $0.10 par value, unlimited number of shares authorized	$56,303,271
Class 2 Shares, $0.10 par value, unlimited number of shares authorized	216,546,437
Class 3 Shares, $0.10 par value, unlimited number of shares authorized	278,554,155
Class 4 Shares, $0.10 par value, unlimited number of shares authorized	174,172,049
Paid-in capital in excess of par	6,530,174,352
Undistributed net investment income	1,000,625

Net Assets	$7,256,750,889

Net Asset Value

Class 1 — Based on net assets of $563,107,169 and 563,032,709 shares outstanding	$1.00

Class 2 — Based on net assets of $2,165,759,578 and 2,165,464,371 shares outstanding	$1.00

Class 3 — Based on net assets of $2,785,930,357 and 2,785,541,552 shares outstanding	$1.00

Class 4 — Based on net assets of $1,741,953,785 and 1,741,720,486 shares outstanding	$1.00

Statement of Operations

Year Ended March 31, 2009	WCMA Money Fund

Investment Income

Income (including $535,791 from affiliates)	$595,440
Net investment income allocated from the Master LLC:
Interest	202,590,901
Expenses	(11,126,518)

Total income	192,059,823

Expenses

Administration	19,409,647
Service and distribution — Class 1	5,761,138
Service and distribution — Class 2	15,516,442
Service and distribution — Class 3	11,340,755
Service and distribution — Class 4	6,657,280
Registration	6,183,678
Federal Insurance	1,645,275
Transfer agent — Class 1	325,995
Transfer agent — Class 2	259,243
Transfer agent — Class 3	136,399
Transfer agent — Class 4	124,292
Printing	106,675
Professional	28,377
Officer and Directors	7,662
Miscellaneous	30,010

Total expenses	67,532,868
Less service and distribution fees waived — Class 1	(307,505)
Less service and distribution fees waived — Class 2	(6,103,016)
Less service and distribution fees waived — Class 3	(8,568,283)
Less service and distribution fees waived — Class 4	(5,039,266)

Total expenses after waiver	47,514,798

Net investment income	144,545,025

Realized Gain Allocated from the Master LLC

Net realized gain from investments	559,942

Net Increase in Net Assets Resulting from Operations	$145,104,967

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2009	5

Statements of Changes in Net Assets	WCMA Money Fund

	Year Ended March 31,

Increase (Decrease) in Net Assets:	2009	2008

Operations

Net investment income	$144,545,025	$345,172,183
Net realized gain	559,942	432,712
Net change in unrealized appreciation/depreciation	—	707,578

Net increase in net assets resulting from operations	145,104,967	346,312,473

Dividends to Shareholders From

Net investment income:
Class 1	(6,580,228)	(21,893,765)
Class 2	(39,456,929)	(101,144,469)
Class 3	(62,089,498)	(142,562,334)
Class 4	(36,418,370)	(79,571,615)

Decrease in net assets resulting from dividends to shareholders	(144,545,025)	(345,172,183)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(998,968,623)	668,602,671

Net Assets

Total increase (decrease) in net assets	(998,408,681)	669,742,961
Beginning of year	8,255,159,570	7,585,416,609

End of year	$7,256,750,889	$8,255,159,570

End of year undistributed net investment income	$1,000,625	$149,056

See Notes to Financial Statements.

6	WCMA MONEY FUND	MARCH 31, 2009

Financial Highlights	WCMA Money Fund

	Class 1					Class 2

	Year Ended March 31,					Year Ended March 31,

	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0112	0.0360	0.0371	0.0224	0.0043	0.0169	0.0423	0.0427	0.0281	0.0088
Net realized and unrealized gain (loss)	0.0001	0.0003	0.0007	(0.0008)	(0.0011)	0.0001	0.0002	0.0000	(0.0008)	(0.0011)

Net increase from investment operations	0.0113	0.0363	0.0378	0.0216	0.0032	0.0170	0.0425	0.0427	0.0273	0.0077

Dividends and distributions from:
Net investment income	(0.0112)	(0.0360)	(0.0371)	(0.0224)	(0.0043)	(0.0169)	(0.0423)	(0.0427)	(0.0281)	(0.0088)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0112)	(0.0360)	(0.0371)	(0.0224)	(0.0043)	(0.0169)	(0.0423)	(0.0427)	(0.0281)	(0.0088)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	1.12%	3.66%	3.76%	2.26%	0.44%	1.71%	4.31%	4.34%	2.85%	0.89%

Ratios to Average Net Assets[1]

Total expenses after waiver	1.49%	1.53%	1.48%	1.47%	1.35%	0.92%	0.90%	0.91%	0.89%	0.91%

Total expenses	1.55%	1.53%	1.48%	1.47%	1.47%	1.18%	1.17%	1.16%	1.15%	1.15%

Net investment income	1.13%	3.58%	3.71%	2.23%	0.43%	1.71%	4.21%	4.28%	2.80%	0.87%

Supplemental Data

Net assets, end of year (000)	$563,107	$628,647	$670,067	$861,336	$869,839	$2,165,760	$2,380,485	$2,365,274	$2,538,640	$2,723,114

[1]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2009	7

Financial Highlights (concluded)	WCMA Money Fund

	Class 3					Class 4

	Year Ended March 31,					Year Ended March 31,

	2009	2008	2007	2006	2005	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0201	0.0455	0.0460	0.0314	0.0120	0.0201	0.0455	0.0460	0.0314	0.0120
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0000	(0.0008)	(0.0011)	0.0001	0.0000	0.0000	(0.0009)	(0.0011)

Net increase from investment operations	0.0202	0.0457	0.0460	0.0306	0.0109	0.0202	0.0455	0.0460	0.0305	0.0109

Dividends and distributions from:
Net investment income	(0.0201)	(0.0455)	(0.0460)	(0.0314)	(0.0120)	(0.0201)	(0.0455)	(0.0460)	(0.0314)	(0.0120)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)	—	—	(0.0000)	(0.0000)	(0.0000)

Total dividends and distributions	(0.0201)	(0.0455)	(0.0460)	(0.0314)	(0.0120)	(0.0201)	(0.0455)	(0.0460)	(0.0314)	(0.0120)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return

Total investment return	2.03%	4.65%	4.68%	3.18%	1.21%	2.03%	4.65%	4.68%	3.18%	1.21%

Ratios to Average Net Assets[1]

Total expenses after waiver	0.59%	0.58%	0.59%	0.57%	0.58%	0.59%	0.58%	0.59%	0.57%	0.58%

Total expenses	0.87%	0.86%	0.86%	0.85%	0.85%	0.87%	0.85%	0.85%	0.84%	0.84%

Net investment income	2.03%	4.52%	4.61%	3.13%	1.20%	2.01%	4.48%	4.63%	3.15%	1.22%

Supplemental Data

Net assets, end of year (000)	$2,785,930	$3,185,573	$2,969,368	$2,921,499	$3,032,612	$1,741,954	$2,060,455	$1,580,707	$971,495	$1,058,434

[1]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

8	WCMA MONEY FUND	MARCH 31, 2009

Notes to Financial Statements	WCMA Money Fund

1. Organization and Significant Accounting Policies:

WCMA Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Master LLC owned by the Fund at March 31, 2009 was 35.0%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: The Fund records its investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information avail- able in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$7,259,926,426
Level 3	—

Total	$7,259,926,426

Investment Transactions and Net Investment Income: Investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

WCMA MONEY FUND	MARCH 31, 2009	9

Notes to Financial Statements (continued)	WCMA Money Fund

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

Effective October 1, 2008, the Fund entered into Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which replaced Merrill Lynch, Pierce, Fenner and Smith Incorporated (“MLPF&S) (collectively, the “Distributor”) as the sole distributor of the Fund. MLPF&S is a wholly owned subsidiary of Merrill Lynch. BIL is an affiliate of BlackRock. The service and distribution fees did not change as a result of the transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fee compensates the Distributor for providing shareholder servicing and/or distribution related services to shareholders. The Fund has entered into a contractual arrangement with the Administrator and the Distributor to waive a portion of the Fund’s fees and expenses to ensure that the net expenses for the Fund’s Class 2 Shares are 0.32% higher than those of CMA Money Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of CMA Money Fund. The fee/expense waiver includes service and distribution fees. This arrangement has a one-year term and is renewable. These amounts are included in service and distribution fees waived on the Statement of Operations.

The Distributor voluntarily agreed to waive an additional portion of their service and/or distribution fees to enable each class of the Fund to maintain a minimum daily net investment income dividend. These amounts are included in service and distribution fees waived on the Statement of Operations.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of Merrill Lynch, serves as transfer agent. The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by FDS on behalf of the Fund. This is shown as interest from affiliates on the Statement of Operations.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

10	WCMA MONEY FUND	MARCH 31, 2009

Notes to Financial Statements (concluded)	WCMA Money Fund

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in shares for each class were as follows:

	Year Ended March 31,

	2009	2008

Class 1

Shares sold	$8,245,182,622	$8,601,577,104
Shares issued to shareholders in reinvestment of dividends	6,580,228	21,893,257

Total issued	8,251,762,850	8,623,470,361
Shares redeemed	(8,317,344,787)	(8,665,043,550)

Net decrease	$(65,581,937)	$(41,573,189)

Class 2

Shares sold	$16,710,935,239	$18,421,732,053
Shares issued to shareholders in reinvestment of dividends	39,455,684	101,144,46

Total issued	16,750,390,923	18,522,876,522
Shares redeemed	(16,965,285,982)	(18,508,143,982)

Net increase (decrease)	$(214,895,059)	$14,732,540

Class 3

Shares sold	$29,053,051,895	$32,893,296,609
Shares issued to shareholders in reinvestment of dividends	62,089,498	142,562,334

Total issued	29,115,141,393	33,035,858,943
Shares redeemed	(29,515,004,181)	(32,820,103,119)

Net increase (decrease)	$(399,862,788)	$215,755,824

Class 4

Shares sold	$23,914,061,273	$27,624,650,430
Shares issued to shareholders in reinvestment of dividends	36,399,793	79,571,615

Total issued	23,950,461,066	27,704,222,045
Shares redeemed	(24,269,089,905)	27,224,534,549)

Net increase (decrease)	$(318,628,839)	$479,687,496

4. Federal Insurance:

The Fund participates in the US Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires September 18, 2009, the Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fee for the period September 19, 2008 to March 31, 2009 is included in federal insurance on the Statement of Operations.

5. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of March 31, 2009 attributable to reclassification of distributions were reclassified to the following accounts:

Undistributed net investment income	$851,569
Accumulated net realized gain allocated from the Master LLC	$(851,569)

The tax character of distributions paid during the fiscal years ended March 31, 2009 and March 31, 2008 was as follows:

	3/31/2009	3/31/2008

Distributions paid from:
Ordinary Income	$144,545,025	$345,172,183

Total taxable distributions	$144,545,025	$345,172,183

As of March 31, 2009, there were no significant differences between the book and tax components of net assets.

WCMA MONEY FUND	MARCH 31, 2009	11

Report of Independent Registered Public Accounting Firm	WCMA Money Fund

To the Shareholders and Board of Directors of WCMA Money Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Money Fund (the “Fund”) as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Money Fund as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2009

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by WCMA Money Fund during the fiscal year ended March 31, 2009:

Federal Obligation Interest

Months Paid:	April 2008 – March 2009	1.97	%*

Interest-Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents

Months Paid:	April 2008 – December 2008	97.50	%**
	January 2009 – March 2009	95.04	%**

*

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

**	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

12	WCMA MONEY FUND	MARCH 31, 2009

Portfolio Information as of March 31, 2009	Master Money LLC

Portfolio Composition

Percent of Net Assets

Commercial Paper	37%
Certificates of Deposit — Yankee*	34
U.S. Government Agency & Instrumentality Obligations	16
U.S. Government Obligations	6
Corporate Notes	5
Funding Agreements	3
Liabilities in Excess of Other Assets	(1)

Total	100%

*	US branches of foreign banks.

WCMA MONEY FUND	MARCH 31, 2009	13

Schedule of Investments March 31, 2009	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 0.2%
Bank of America, NA, 2.45%, 5/19/09	$50,000	$50,000,000

Yankee — 33.5% (a)
BNP Paribas, NY:
0.83%, 4/06/09	148,800	148,800,000
1.02%, 5/26/09	300,000	300,000,000
2.29%, 6/08/09	192,600	192,600,000
0.87%, 6/12/09	215,000	215,000,000
Banco Bilbao Vizcaya Argentaria SA, NY:
2.71%, 4/14/09	130,000	130,000,500
0.95%, 5/11/09	200,000	200,000,000
2.77%, 5/12/09	170,000	170,001,956
0.97%, 7/01/09	216,500	216,505,519
0.80%, 7/16/09	25,000	25,000,000
1.16%, 8/03/09	250,000	250,008,631
Banco Santander, NY, 2.78%, 5/12/09	150,000	150,000,000
Bank of Montreal, Chicago, 0.88%, 6/11/09	110,000	110,000,000
Bank of Nova Scotia, Houston, 0.54%, 5/06/09	176,043	176,043,000
Barclays Bank Plc, NY:
0.95%, 4/14/09	100,000	100,000,000
0.93%, 4/23/09	130,000	130,000,000
DnB NOR Bank ASA, NY:
0.84%, 6/08/09	176,500	176,500,000
0.87%, 6/09/09	227,500	227,500,000
0.87%, 6/15/09	248,000	248,000,000
0.78%, 6/29/09	255,000	255,000,000
Intesa SanPaolo SpA, NY, 0.90%, 5/14/09	100,000	100,000,000
Lloyd’s TSB Bank Plc, NY, 1.48%, 7/13/09	183,000	183,068,234
Rabobank Nederland NV, NY:
0.75%, 6/09/09	213,500	213,500,000
0.85%, 8/03/09	150,000	150,000,000
Royal Bank of Scotland, NY:
1.06%, 4/14/09	200,000	200,000,000
1.32%, 6/30/09	153,650	153,650,000
SanPaolo IMI SpA, NY, 2.85%, 5/12/09	40,000	40,000,000
Société Générale, NY:
1%, 5/11/09	300,000	300,000,000
0.95%, 5/14/09	300,000	300,000,000
0.97%, 6/09/09	200,000	200,000,000
1%, 6/11/09	100,000	100,000,000
Sumitomo Mitsui Bank, NY, 1.22%, 4/28/09	210,000	210,000,000
Svenska Handelsbanken AB, NY:
0.90%, 5/11/09	175,000	175,000,000
0.92%, 5/26/09	288,000	287,999,999
0.96%, 6/04/09	69,000	69,001,243
1%, 6/11/09	118,900	118,900,000
Toronto-Dominion Bank, NY:
2.50%, 6/09/09	72,100	72,100,000
2.42%, 6/11/09	118,700	118,700,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded)
UBS AG, Stamford:
1.25%, 4/09/09	$180,000	$180,000,000
1.44%, 4/09/09	200,000	200,000,000
1.30%, 4/30/09	150,000	150,000,000

Total Certificates of Deposit — 33.7%		6,942,879,082

Commercial Paper (b)

APRECO, LLC, 0.90%, 4/24/09	80,000	79,952,000
Atlantis One Funding Corp.:
0.71% – 0.75%, 5/05/09	475,000	474,664,729
0.75%, 6/10/09	173,500	173,243,365
0.75%, 6/16/09	135,000	134,783,438
Bank of Nova Scotia:
0.77%, 5/05/09	300,000	299,775,416
0.575%, 6/25/09	141,686	141,491,378
CAFCO, LLC, 0.72%, 4/03/09	163,000	162,990,220
CBA (Delaware) Finance Inc., 0.69%, 4/08/09	250,000	249,961,667
CHARTA, LLC:	64,481	64,480,018
0.30% – 0.70%, 4/01/09
0.67%, 4/07/09	40,633	40,627,706
0.67%, 4/08/09	50,000	49,992,556
CRC Funding, LLC:
0.85%, 4/16/09	204,000	203,922,933
0.98%, 5/14/09	50,000	49,940,111
Cancara Asset Securitization LLC, 0.60%, 4/14/09	95,000	94,977,833
Ciesco, LLC:
0.78%, 4/22/09	100,000	99,952,333
0.98%, 5/13/09	80,000	79,906,356
Clipper Receivables Co. LLC:
0.50%, 4/01/09	40,000	39,999,444
1.10%, 4/02/09	150,000	149,990,833
0.75%, 4/03/09	90,000	89,994,375
Danske Corp., 1.03%, 6/05/09	200,000	199,622,333
Dexia Delaware LLC, 0.40%, 4/01/09	200,000	199,997,778
DnB NOR Bank ASA:
1.27%, 4/06/09	81,933	81,915,657
1.45%, 7/22/09	40,000	39,817,944
Erasmus Capital Corp.:
0.70%, 4/01/09	10,000	9,999,806
0.80%, 4/09/09	20,000	19,996,000
0.82%, 4/15/09	56,009	55,989,864
0.75%, 5/12/09	84,500	84,426,063
0.75%, 5/20/09	171,000	170,821,875
Fairway Finance Co., LLC, 0.42%, 4/07/09	127,000	126,989,628
Galleon Capital LLC:
1.10%, 4/03/09	8,000	7,999,267
1.10%, 4/07/09	75,000	74,983,958
1.10%, 4/08/09	50,000	49,987,778
Govco LLC:
0.60%, 4/06/09	150,000	149,985,000
0.45%, 4/08/09	53,000	52,994,700

See Notes to Financial Statements.

14	WCMA MONEY FUND	MARCH 31, 2009

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

ING America Insurance Holdings, Inc.,
1.15%, 4/27/09	$190,000	$189,836,125
ING U.S. Funding LLC:
1.30%, 4/07/09	213,500	213,446,032
0.50% – 0.85%, 4/14/09	250,000	249,930,972
0.92% 5/18/09	100,000	99,877,333
0.70%, 5/28/09	100,000	99,887,222
Intesa Funding LLC, 0.94%, 5/04/09	160,171	160,028,804
JPMorgan Chase & Co., 0.21%, 4/07/09	225,000	224,990,812
Mont Blanc Capital Corp., 0.74%, 5/05/09	21,000	20,984,892
National Australia Funding, 0.67%, 4/09/09	150,000	149,974,875
Nieuw Amsterdam Receivables Corp.:
0.85%, 4/06/09	81,363	81,351,474
0.85% – 1.05%, 5/11/09	173,000	172,821,138
1%, 5/18/09	55,000	54,926,667
1.10%, 6/04/09	20,096	20,056,087
1.10%, 6/11/09	120,000	119,736,000
Nordea Bank Finland Plc, 0.69%, 5/07/09	105,000	104,925,537
SanPaolo IMI U.S. Financial Co.:
0.60%, 4/01/09	9,150	9,149,848
0.95%, 4/21/09	125,000	124,930,729
Santander Central Hispano Finance (Delaware), Inc., 1.65%, 8/03/09	146,000	145,163,542
Société Générale, 0.98%, 5/04/09	60,000	59,944,467
Tempo Finance Corp.:
0.80%, 4/08/09	44,000	43,992,178
0.70%, 5/11/09	45,000	44,964,125
0.70%, 5/21/09	95,000	94,905,792
Tulip Funding Corp., 0.62%, 4/06/09	145,186	145,170,997
UBS Finance (Delaware), LLC:
1.20%, 4/13/09	150,000	149,935,000
1.20%, 4/14/09	8,000	7,996,267
1.20%, 4/15/09	139,000	138,930,500
1.30%, 4/30/09	100,000	99,891,667
1.11%, 5/22/09	110,000	109,823,633
Victory Receivables Corp.:
0.45%, 4/13/09	28,000	27,995,450
0.48%, 4/14/09	40,000	39,992,533
0.58%, 4/17/09	100,000	99,972,611
0.73%, 5/07/09	100,000	99,924,972
0.78%, 5/13/09	100,000	99,906,833
0.80%, 5/22/09	49,591	49,533,695
0.77%, 6/15/09	124,000	123,798,431
0.77%, 6/16/09	30,000	29,950,592

Total Commercial Paper — 37.2%		7,714,822,194

Corporate Notes (c)

Bank of Montreal, Chicago, 1.008%, 10/05/09 (d)	181,840	181,840,000
HSBC USA Inc., 1.56%, 10/15/09	33,725	33,725,000
ING Bank, NV, 1.571%, 8/24/09 (d)	110,000	110,000,000
ING U.S. Funding Trust, 1.751%, 9/18/09	53,825	53,825,000

Corporate Notes (concluded)	Par (000)	Value

Lloyd’s TSB Bank Plc, 1.541%, 8/07/09 (d)	$145,000	$145,000,000
Nordea Bank Finland Plc, 1.509%, 10/23/09 (d)	137,450	137,450,000
Rabobank Nederland NV, 0.561%, 7/07/09 (d)	213,400	213,400,000
U.S. Bank, NA, 1.351%, 8/24/09	34,250	34,062,481
Wachovia Bank, NA, 1.825%, 8/04/09	117,600	117,600,000
Wells Fargo & Co., 1.397%, 9/23/09	35,200	35,003,552

Total Corporate Notes — 5.1%		1,061,906,033

Funding Agreements (c)(e)

Genworth Life Insurance Co., 1.393%, 10/13/09	75,000	75,000,000
Jackson National Life Insurance Co., 0.997%, 5/01/09	55,000	55,000,000
Metropolitan Life Insurance Co., 0.697%, 4/01/09	165,000	165,000,000
Metropolitan Life Insurance Co. of Connecticut :
0.747%, 4/30/09	25,000	25,000,000
0.797%, 9/17/09	25,000	25,000,000
New York Life Insurance Co., 1.47%, 4/13/09	203,995	203,995,000

Total Funding Agreements — 2.7%		548,995,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes:
2%, 5/14/09	78,650	78,457,744
1.22%, 5/15/09	100,000	99,847,500
1.30%, 6/22/09	100,000	99,700,278
0.58% – 0.60%, 8/19/09	195,300	194,848,878
Federal Home Loan Bank Discount Notes:
0.59%, 8/12/09	92,500	92,296,860
0.60%, 8/14/09	90,500	90,294,867
0.59%, 8/21/09	42,000	41,901,568
0.59%, 8/25/09	165,300	164,901,765
0.62%, 9/01/09	143,000	142,620,732
0.64%, 9/17/09	50,001	49,849,886
Federal Home Loan Bank Variable Rate Notes (c):
0.482%, 8/13/09	117,550	117,550,000
0.461%, 8/14/09	172,660	172,653,561
0.72%, 2/05/10	118,955	118,955,000
0.805%, 2/26/10	125,060	125,060,000
1.248%, 7/09/10	215,550	215,494,873
Federal Home Loan Mortgage Corp. Variable Rate Notes (c):
0.453%, 9/28/09	189,355	189,331,727
1.06%, 7/14/10	130,000	129,941,557
1.229%, 8/24/10	98,650	98,655,941
1.244%, 9/03/10	213,610	213,548,901
Federal National Mortgage Assoc. Variable Rate Notes, 1.184%, 8/05/10	115,805	115,748,132
Freddie Mac Discount Notes:
0.555% – 0.60%, 8/17/09	485,830	484,754,079
0.60%, 9/01/09	120,356	120,047,086
0.54%, 9/30/09	189,415	188,895,056

Total U.S. Government Sponsored Agency Obligations — 16.1%		3,345,355,991

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2009	15

Schedule of Investments (concluded)	Master Money LLC
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bills (f):
0.30%, 5/28/09	$124,300	$124,239,922
0.39%, 8/06/09	126,600	126,424,448
0.445%, 8/13/09	112,000	111,813,100
0.495%, 8/20/09	125,000	124,755,938
0.465%, 8/27/09	44,918	44,831,552
0.355%, 9/03/09	250,000	249,615,417
0.402%, 9/10/09	117,000	116,787,041
0.61% – 0.655%, 11/19/09	249,610	248,577,486

Total U.S. Treasury Obligations — 5.6%		1,147,044,904

Repurchase Agreements

Barclays Bank Plc, NY, 0.18%, 4/01/09, (Purchased on 3/31/09 to be repurchased at $75,000,375, collateralized by U.S. Treasury Notes, 2.375% – 5.125% due 3/31/16 and 5/15/16)	75,000	75,000,000
UBS Securities LLC, 0.20%, 4/01/09, (Purchased on 3/31/09 to be repurchased at $21,635,120, collateralized by Fannie Mae, 3.375% due 3/10/14)	21,625	21,625,000

Total Repurchase Agreements — 0.5%		96,625,000

Total Investments (Cost — $20,907,628,204*) — 100.9%		20,907,628,204
Liabilities in Excess of Other Assets — (0.9)%		(189,306,289)

Net Assets — 100.0%		$20,718,321,915

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Rate shown reflects discount rates paid at the time of purchase.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Restricted securities as to resale, representing 2.6% of net assets, were as follows:

Issue	Acquisition Date	Cost	Value

Genworth Life Insurance Co., 1.393%, 10/13/09	10/10/2008	$75,000,000	$75,000,000
Jackson National Life Insurance Co., 0.997%, 5/01/09	5/01/2008	55,000,000	55,000,000
Metropolitan Life Insurance Co., 0.697%, 4/01/09	4/01/2008	165,000,000	165,000,000
Metropolitan Life Insurance Co. of Connecticut:
0.747%, 4/30/09	5/01/2008	25,000,000	25,000,000
0.797%, 9/17/09	9/17/2008	25,000,000	25,000,000
New York Life Insurance Co., 1.47%, 4/13/09	4/11/2008	203,995,000	203,995,000

Total		$548,995,000	$548,995,000

(f)	Rates shown are the discount rates or range of discount rates paid at the time of purchase.

•

Effective April 1,2008,the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$20,907,628,204
Level 3	—

Total	$20,907,628,204

See Notes to Financial Statements.

16	WCMA MONEY FUND	MARCH 31, 2009

Statement of Assets and Liabilities

March 31, 2009	Master Money LLC

Assets

Investments at value — unaffiliated (cost — $20,907,628,204)	$20,907,628,204
Cash	1,117
Interest receivable	20,005,974
Contributions receivable from investors	6,747,859
Prepaid expenses	385,969

Total assets	20,934,769,123

Liabilities

Investments purchased payable	213,400,000
Investment advisory fees payable	2,309,510
Other affiliates payable	187,566
Officer’s and Directors’ fees payable	3,846
Other accrued expenses payable	546,286

Total liabilities	216,447,208

Net Assets	$20,718,321,915

Net Assets Consist of

Investors’ capital	$20,718,321,915

Statement of Operations

Year Ended March 31, 2009	Master Money LLC

Investment Income

Income	$551,806,371

Expenses

Investment advisory	27,422,444
Accounting services	1,835,679
Custodian	458,294
Officer and Directors	268,054
Professional	188,561
Printing	13,517
Miscellaneous	252,261

Total expenses before fees paid indirectly	30,438,810
Less fees paid indirectly	(1,012)

Total expenses after fees paid indirectly	30,437,798

Net investment income	521,368,573

Realized Gain

Realized gain on investments	1,545,577

Net Increase in Net Assets Resulting from Operations	$522,914,150

See Notes to Financial Statements.

WCMA MONEY FUND	MARCH 31, 2009	17

Statements of Changes in Net Assets	Master Money LLC

	Year Ended March 31,

Increase (Decrease) in Net Assets:	2009	2008

Operations

Net investment income	$521,368,573	$961,981,703
Net realized gain	1,545,577	1,144,349
Net change in unrealized appreciation/depreciation	—	1,010,466

Net increase in net assets resulting from operations	522,914,150	964,136,518

Capital Transactions

Proceeds from contributions	143,629,749,207	156,702,061,364
Fair value of withdrawals	(146,570,966,351)	(152,073,126,815)

Net increase (decrease) in net assets derived from capital transactions	(2,941,217,144)	4,628,934,549

Net Assets

Total increase (decrease) in net assets	(2,418,302,994)	5,593,071,067
Beginning of year	23,136,624,909	17,543,553,842

End of year	$20,718,321,915	$23,136,624,909

See Notes to Financial Statements.

18	WCMA MONEY FUND	MARCH 31, 2009

Financial Highlights	Master Money LLC

	Year Ended March 31,

	2009	2008	2007	2006	2005

Total Investment Return

Total investment return	2.47%	5.08%	5.11%	3.59%	1.64%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.14%	0.14%	0.14%	0.15%	0.15%

Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%

Net investment income	2.45%	4.92%	5.05%	3.54%	1.60%

Supplemental Data

Net assets, end of year (000)	$20,718,322	$23,136,625	$17,543,554	$15,234,412	$15,428,904

WCMA MONEY FUND	MARCH 31, 2009	19

Notes to Financial Statements	Master Money LLC

1. Organization and Significant Accounting Policies:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLC may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2009. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Master LLC financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Advisor a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.125% of the average daily net assets in excess of $1 billion.

20	WCMA MONEY FUND	MARCH 31, 2009

Notes to Financial Statements (concluded)	Master Money LLC

The Advisor has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Advisor.

For the year ended March 31, 2009, the Master LLC reimbursed the Advisor $383,517 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balance, which are on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Master LLC reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities.

WCMA MONEY FUND	MARCH 31, 2009	21

Report of Independent Registered Public Accounting Firm	Master Money LLC

To the Investors and Board of Directors of Master Money LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Money LLC (the “Master LLC”) as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money LLC as of March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2009

22	WCMA MONEY FUND	MARCH 31, 2009

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors and Director	Since 2002	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director	Since 2002	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

WCMA MONEY FUND	MARCH 31, 2009	23

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member, Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

				34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Formerly Director, Indotronix International (IT services) from 2004 to 2008.

				34 Funds 81 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s/Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors[3]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			175 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end Funds in the BlackRock fund complex from 1989 to 2006.

			175 Funds 286 Portfolios	None

[3]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

24	WCMA MONEY FUND	MARCH 31, 2009

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Fund/Master LLC Officers[1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s US Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (US) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer of the Fund	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of US Funds at BlackRock, Inc. since 2006; Formerly General Counsel (US) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.

Further information about the Fund’s/Master LLC’s Officers and Directors is available in the Fund’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian
State Street Bank and
Trust Company
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

WCMA MONEY FUND	MARCH 31, 2009	25

Additional Information

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

26	WCMA MONEY FUND	MARCH 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

WCMA MONEY FUND	MARCH 31, 2009	27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds disclosed in this annual report. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

WCMA Money Fund
100 Bellevue Parkway
Wilmington, DE 19809

#WCMAM — 3/09

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

WCMA Money Fund	$6,800	$6,800	$0	$0	$6,100	$6,100	$733	$749
Master Money LLC	$37,400	$37,300	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

WCMA Money Fund	$414,333	$411,849
Master Money LLC	$416,700	$414,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money LLC

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Money Fund and Master Money LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Money Fund and Master Money LLC

Date: May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Money Fund and Master Money LLC

Date: May 20, 2009